Summary of Accounting Principles (Long-Term Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Total Long Term Receivable	$ 516	$ 527
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	17	16
Long Term Receivables High Credit Risk		150
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total Long Term Receivable	251	269
Notes and Leases Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total Long Term Receivable	$ 265	$ 258